Commitments and contingencies (Details) - USD ($) $ in Thousands							1 Months Ended	12 Months Ended
	Jan. 04, 2023	May 16, 2022	Jan. 06, 2022	Jan. 10, 2020	Dec. 12, 2019	Oct. 25, 2018	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Renewal term of leases								5 years
Unrecognized tax benefits								$ 4,318	$ 2,887
Accrued interest on uncertain tax position								1,246
Penalties on uncertain tax position								906
Accrued interest and penalties on uncertain tax positions								$ 1,200	$ 900
Minimum
Disclosure of contingent liabilities [line items]
Term of real estate leases								1 year
Maximum
Disclosure of contingent liabilities [line items]
Term of real estate leases								10 years
Connecticut Arbitration
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest						$ 40,100
Number of SVS issued						4,755,548
Number of additional SVS received by the holders					2,016,859
Florida Litigation | JRF Group
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest				$ 2,500
Number of SVS issued				1,772,062
Florida Litigation | SRC Medical Partners, LLC
Disclosure of contingent liabilities [line items]
Cash payments to purchase holder's interest							$ 0
Number of SVS issued							2,375,000
Damages awarded							$ 0
Cash agreed to be paid for retirement of principal and interest of debt							$ 1,750
Eagle Valley Holdings, LLC. litigation | Settled Litigation | Bloom assets in Arizona
Disclosure of contingent liabilities [line items]
Payment for acquisition of assets	$ 69,000
Reduction in future principal payment	10,000
Notes payable due to sellers	160,000
Eagle Valley Holdings, LLC. litigation | Settled Litigation | Bloom assets in Arizona | January 2023 Notes Payable
Disclosure of contingent liabilities [line items]
Notes payable due to sellers	50,000
Notes payable settled	44,000
Eagle Valley Holdings, LLC. litigation | Settled Litigation | Bloom assets in Arizona | January 2024 Notes Payable
Disclosure of contingent liabilities [line items]
Notes payable due to sellers	60,000
Notes payable settled	50,000
Notes payable due to sellers at a reduced amount	$ 4,000
Senita Wellness litigation
Disclosure of contingent liabilities [line items]
Amount of actual damages		$ 515,000	$ 74,000